Funded Status of Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 145,807	¥ 134,592
Service cost	9,410	8,662	8,805
Interest cost	2,506	2,637	2,301
Actuarial (gain) loss	5,056	4,935
Benefits paid	(5,646)	(5,385)
Business acquisition	2,121	366
Other	734
Projected benefit obligations at end of year	159,988	145,807	134,592
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	143,984
Actual return on plan assets	1,557	2,569
Employer contribution	9,147	9,005
Benefits paid	(5,585)	(5,332)
Business acquisition	818
Other	693
Fair value of plan assets at end of year	156,856	150,226	143,984
Funded status	(3,132)	4,419
Foreign
Change in benefit obligations:
Projected benefit obligations at beginning of year	35,954	38,903
Service cost	293	311	297
Interest cost	1,764	1,886	2,123
Plan participants' contributions	10	11
Actuarial (gain) loss	3,026	(298)
Benefits paid	(1,880)	(2,078)
Foreign exchange adjustment	(1,308)	(2,755)
Other	(14)	(26)
Projected benefit obligations at end of year	37,845	35,954	38,903
Change in plan assets:
Fair value of plan assets at beginning of year	18,010	16,965
Actual return on plan assets	787	1,700
Employer contribution	1,082	1,784
Plan participants' contributions	10	11
Benefits paid	(845)	(997)
Foreign exchange adjustment	(279)	(1,427)
Other	(14)	(26)
Fair value of plan assets at end of year	18,751	18,010	16,965
Funded status	¥ (19,094)	¥ (17,944)